Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Cash Flows Relating to Acquisitions
Cash flows relating to acquisitions

	2020 $m	2019 $m	2018 $m
Cash paid on acquisition, including working capital settlement	—	299	22

Settlement of stamp duty liability	—	3	14

Less: cash and cash equivalents acquired	—	(7)	(2)

Less: working capital settlement received in year following acquisition	—	(3)	—

Net cash outflow arising on acquisitions	—	292	34